AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 30.3%
Communications Equipment – 6.3%
Calix, Inc.(a)	903,777	$38,220,729
Lumentum Holdings, Inc.(a) (b)	484,974	41,247,039
Motorola Solutions, Inc.	215,620	40,601,246
Telefonaktiebolaget LM Ericsson - Class B	1,230,533	16,900,298

		136,969,312

Electronic Equipment, Instruments & Components – 2.3%
Flex Ltd.(a)	2,859,990	49,763,826

IT Services – 6.4%
Adyen NV(a) (c)	14,530	35,759,683
Network International Holdings PLC(a) (c)	2,978,930	17,286,345
Square, Inc. - Class A(a)	127,889	31,309,785
Twilio, Inc. - Class A(a)	61,060	22,457,868
Visa, Inc. - Class A(b)	143,205	33,446,960

		140,260,641

Semiconductors & Semiconductor Equipment – 4.5%
Cree, Inc.(a)	198,880	19,772,650
Infineon Technologies AG	998,833	40,053,736
NXP Semiconductors NV	200,600	38,617,506

		98,443,892

Software – 9.1%
Adobe, Inc.(a)	65,980	33,540,273
Coinbase Global, Inc.(a)	30,680	9,131,595
Dassault Systemes SE	174,180	40,404,961
Microsoft Corp.	157,775	39,787,699
Proofpoint, Inc.(a)	241,016	41,481,264
Zendesk, Inc.(a)	234,700	34,301,405

		198,647,197

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	288,836	37,970,381

		662,055,249

Health Care – 19.5%
Biotechnology – 1.2%
Abcam PLC(a)	1,266,940	26,735,521

Health Care Equipment & Supplies – 8.1%
Alcon, Inc.(a)	447,110	33,582,757
Danaher Corp.	186,533	47,368,190
Koninklijke Philips NV(a)	941,423	53,230,990
STERIS PLC(b)	197,590	41,695,442

		175,877,379

Health Care Providers & Services – 4.8%
Apollo Hospitals Enterprise Ltd.	990,692	42,772,297
Laboratory Corp. of America Holdings(a)	235,320	62,564,529

		105,336,826

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 5.4%
Bio-Rad Laboratories, Inc. - Class A(a)	73,910	$46,572,908
Bruker Corp.	707,335	48,466,594
Gerresheimer AG	213,130	22,923,632

		117,963,134

		425,912,860

Industrials – 19.3%
Aerospace & Defense – 1.9%
Hexcel Corp.(a)	719,110	40,564,995

Building Products – 2.3%
Trex Co., Inc.(a)	470,740	50,835,213

Commercial Services & Supplies – 4.8%
Tetra Tech, Inc.	206,000	26,291,780
TOMRA Systems ASA	782,180	39,075,691
Waste Management, Inc.	293,110	40,440,387

		105,807,858

Electrical Equipment – 5.5%
Rockwell Automation, Inc.	162,390	42,913,182
Schneider Electric SE	207,560	33,117,390
Vestas Wind Systems A/S	1,068,650	44,609,149

		120,639,721

Machinery – 3.1%
SMC Corp.	33,300	19,349,862
Xylem, Inc./NY	434,168	48,040,689

		67,390,551

Professional Services – 1.7%
Recruit Holdings Co., Ltd.	832,000	37,512,783

		422,751,121

Financials – 12.9%
Banks – 6.7%
Erste Group Bank AG(a)	1,289,440	45,829,597
HDFC Bank Ltd.(a)	2,006,574	38,141,044
SVB Financial Group(a)	110,110	62,964,201

		146,934,842

Capital Markets – 4.2%
MSCI, Inc. - Class A	97,340	47,284,852
Partners Group Holding AG	30,684	43,708,342

		90,993,194

Consumer Finance – 0.6%
Lufax Holding Ltd. (ADR)(a) (b)	1,019,910	12,136,929

Company	Shares	U.S. $ Value

Insurance – 1.4%
AIA Group Ltd.	2,421,800	$30,738,868

		280,803,833

Consumer Discretionary – 7.6%
Auto Components – 2.2%
Aptiv PLC(a)	335,191	48,230,633

Household Durables – 2.0%
TopBuild Corp.(a)	199,460	44,355,915

Internet & Direct Marketing Retail – 1.5%
Coupang, Inc.(a) (b)	381,526	15,985,939
MercadoLibre, Inc.(a)	11,340	17,814,913

		33,800,852

Textiles, Apparel & Luxury Goods – 1.9%
NIKE, Inc. - Class B	306,490	40,646,704

		167,034,104

Materials – 3.5%
Chemicals – 3.5%
Chr Hansen Holding A/S(a)	411,590	37,787,000
Koninklijke DSM NV	213,010	38,192,682

		75,979,682

Utilities – 2.8%
Electric Utilities – 1.6%
NextEra Energy, Inc.	459,250	35,596,467

Water Utilities – 1.2%
American Water Works Co., Inc.	161,731	25,228,419

		60,824,886

Consumer Staples – 1.1%
Household Products – 1.1%
Procter & Gamble Co. (The)	175,880	23,465,910

Communication Services – 1.0%
Interactive Media & Services – 1.0%
Tencent Holdings Ltd.	271,300	21,642,140

Total Common Stocks (cost $1,488,783,600)		2,140,469,785

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $42,741,440)	42,741,440	42,741,440

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $1,531,525,040)		2,183,211,225

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $17,503,843)	17,503,843	$17,503,843

Total Investments – 100.7% (cost $1,549,028,883)(g)		2,200,715,068
Other assets less liabilities – (0.7)%		(15,763,566)

Net Assets – 100.0%		$2,184,951,502

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	7,319	ZAR	107,325	06/17/2021	$37,025
Bank of America, NA	USD	9,802	EUR	8,205	05/27/2021	66,939
Bank of America, NA	NOK	253,187	USD	29,777	07/15/2021	(642,151)
Bank of America, NA	USD	3,327	CAD	4,140	07/16/2021	41,578
Barclays Bank PLC	EUR	3,447	USD	4,049	05/27/2021	(97,049)
Barclays Bank PLC	USD	9,820	EUR	8,237	05/27/2021	86,979
Barclays Bank PLC	USD	33,303	AUD	43,745	06/04/2021	401,152
Barclays Bank PLC	USD	55,973	GBP	40,596	06/17/2021	97,998
Barclays Bank PLC	USD	38,057	CNY	248,196	06/24/2021	127,984
Barclays Bank PLC	INR	770,151	USD	10,201	07/15/2021	(70,229)
BNP Paribas SA	USD	13,001	JPY	1,409,512	05/20/2021	(103,032)
BNP Paribas SA	EUR	162,958	USD	195,114	05/27/2021	(889,570)
Citibank, NA	EUR	7,077	USD	8,547	05/27/2021	35,316
Citibank, NA	USD	51,540	EUR	42,648	05/27/2021	(243,111)
Citibank, NA	USD	55,871	CAD	69,938	07/16/2021	1,037,473
Deutsche Bank AG	CHF	4,887	USD	5,294	05/06/2021	(57,747)
Deutsche Bank AG	USD	2,809	EUR	2,382	05/27/2021	56,282
Deutsche Bank AG	INR	3,144,568	USD	42,254	07/15/2021	314,927
Goldman Sachs Bank USA	BRL	62,262	USD	11,614	05/04/2021	151,907
Goldman Sachs Bank USA	USD	11,522	BRL	62,262	05/04/2021	(60,347)
Goldman Sachs Bank USA	CHF	2,886	USD	3,108	05/06/2021	(52,182)
Goldman Sachs Bank USA	USD	6,561	JPY	712,942	05/20/2021	(36,728)
Goldman Sachs Bank USA	USD	11,587	BRL	62,262	06/02/2021	(156,300)
Goldman Sachs Bank USA	USD	35,514	TWD	996,084	07/22/2021	424,510
JPMorgan Chase Bank, NA	USD	6,118	RUB	457,132	05/25/2021	(53,219)
JPMorgan Chase Bank, NA	USD	4,514	EUR	3,784	05/27/2021	37,619
JPMorgan Chase Bank, NA	USD	3,902	AUD	5,018	06/04/2021	(36,249)
JPMorgan Chase Bank, NA	USD	29,298	CNY	190,928	06/24/2021	75,621
Morgan Stanley Capital Services, Inc.	BRL	62,262	USD	11,522	05/04/2021	60,347
Morgan Stanley Capital Services, Inc.	USD	10,737	BRL	62,262	05/04/2021	724,830
Morgan Stanley Capital Services, Inc.	EUR	25,195	USD	30,590	05/27/2021	285,903
Morgan Stanley Capital Services, Inc.	EUR	6,306	USD	7,463	05/27/2021	(121,627)
Natwest Markets PLC	USD	38,439	JPY	4,147,748	05/20/2021	(483,396)
Natwest Markets PLC	HKD	51,317	USD	6,614	05/21/2021	7,391
Societe Generale	CHF	4,515	USD	4,873	05/06/2021	(71,603)
Standard Chartered Bank	USD	34,587	KRW	38,564,375	07/22/2021	(88,879)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	7,366	USD	8,306	05/06/2021	$239,942
State Street Bank & Trust Co.	USD	13,843	HKD	107,414	05/21/2021	(14,484)
UBS AG	HKD	118,686	USD	15,294	05/21/2021	13,730

						$1,047,550

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate market value of these securities amounted to $53,046,028 or 2.4% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of April 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $663,100,783 and gross unrealized depreciation of investments was $(11,414,598), resulting in net unrealized appreciation of $651,686,185.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

RUB – Russian Ruble

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CPI – Consumer Price Index

Country Breakdown1

April 30, 2021 (unaudited)

59.4%	United States
7.6%	Netherlands
3.8%	Denmark
3.7%	India
3.5%	Switzerland
3.4%	France
2.9%	Germany
2.6%	Japan
2.1%	Austria
1.8%	Norway
1.5%	China
1.4%	Hong Kong
1.2%	United Kingdom
3.1%	Other
2.0%	Short-Term

100.0%	Total Investments

1

All data are as of April 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Argentina, South Korea, Sweden and United Arab Emirates.

AB Sustainable Global Thematic Fund

April 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$511,650,226	$150,405,023		$—	$662,055,249
Health Care	273,403,184	152,509,676		—	425,912,860
Industrials	293,695,395	129,055,726		—	422,751,121
Financials	122,385,982	158,417,851		—	280,803,833
Consumer Discretionary	167,034,104	—		—	167,034,104
Materials	—	75,979,682		—	75,979,682
Utilities	60,824,886	—		—	60,824,886
Consumer Staples	23,465,910	—		—	23,465,910
Communication Services	—	21,642,140		—	21,642,140
Short-Term Investments	42,741,440	—		—	42,741,440
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,503,843	—		—	17,503,843

Total Investments in Securities	1,512,704,970	688,010,098	(a)	—	2,200,715,068
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	4,325,453		—	4,325,453
Liabilities:
Forward Currency Exchange Contracts	—	(3,277,903)		—	(3,277,903)

Total	$1,512,704,970	$689,057,648		$—	$2,201,762,618

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2021 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$110,156	$394,948	$462,363	$42,741	$26
Government Money Market Portfolio*	0	23,314	5,810	17,504	0	**
Total	$110,156	$418,262	$468,173	$60,245	$26

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.